Equity (Tables)	6 Months Ended
Jun. 30, 2023
Equity [Abstract]
Schedule of Estimate the Fair Value of Stock Options	The dividend yield assumption is based on historical patterns and future expectations for the Company dividends. Assumptions used to estimate the fair value of stock options on the grant dates are as follows:
	Options granted in May 2021	Options Amended in January, 2022	Options Amended in May, 2022	Options Amended in December, 2022
Risk-free interest rate	0.81%	1.66%	0.81%	4.44%
Expected life of the options	5 years	4.33 years	4.03 years	3.43 years
Expected volatility	96.0%	96.0%	96.0%	96.0%
Expected dividend yield	-%	-%	-%	-%
Fair value	$7,232,526	$2,106,163	$1,652,811	$689,971

Schedule of Activities of the Stock Options	A summary of activities of the stock options is presented as follows:
	Number of Share Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
		$	Year	$

Outstanding as of December 31, 2021	37,072	416.42	4.23	-
Granted	-	-	-	-
Cancelled	(4,377)	1,133.36	-	-
Outstanding as of December 31, 2022	32,695	48.00	3.49	-
Granted	-	-	-	-
Cancelled	-	-	-	-
Outstanding as of June 30, 2023	32,695	47.29	2.99	-
Exercisable as of June 30, 2023	32,695	47.29	2.99	-